Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis - USD ($)	Jun. 30, 2021	Mar. 02, 2021	Dec. 31, 2020
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	$ 345,033,929	$ 345,000,000
U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	345,033,929
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets	345,033,929
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Bills [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total assets
Private Placement Warrants [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	4,938,134
Private Placement Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities
Private Placement Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities
Private Placement Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	4,938,134
Public Warrants [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	8,855,000
Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities	8,855,000
Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities
Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value measured on recurring basis [Line Items]
Total liabilities